Share-based payments - Share options and Share plans (Details) £ / shares in Units, £ in Millions, Option in Millions	12 Months Ended
	Mar. 31, 2022 GBP (£) Option £ / shares	Mar. 31, 2021 Option £ / shares	Mar. 31, 2020 Option £ / shares	Mar. 31, 2018 Option
Share options and Share plans
Outstanding shares | Option	61	62	53	46
Movements in outstanding ordinary share options
Balance at the beginning of the period (in shares) | Option	62	53
Granted (in shares) | Option	20	35	39
Forfeited (in shares) | Option	(2)	(1)	(1)
Exercised (in shares) | Option	(1)
Expired (in shares) | Option	(18)	(25)	(31)
Balance at the end of the period (in shares) | Option	61	62	53
Weighted average exercise price:
Weighted average exercise price at the beginning of the period	£ 1.07	£ 1.19
Granted (per share)	0.95	1.03	£ 1.06
Forfeited (per share)	1.06	1.16	1.36
Exercised. (per share)	1.17	1.23	1.50
Expired (per share)	1.10	1.27	1.34
Weighted average exercise price at the end of the period	1.02	£ 1.07	£ 1.19
Minimum
Weighted average exercise price:
Weighted average exercise price at the end of the period	0.91
Maximum
Weighted average exercise price:
Weighted average exercise price at the end of the period	£ 1.89
Vodafone Sharesave Plan
Share options and Share plans
Monthly savings, amount | £	£ 375
Discount rate for share options	0.20
Vodafone Sharesave Plan | Minimum
Share options and Share plans
Share option vesting period	3 years
Vodafone Sharesave Plan | Maximum
Share options and Share plans
Share option vesting period	5 years